Financial instruments (Details 15) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Jan. 15, 2018
Financial instruments [Line Items]
Tax ID	Total	Foreign
Company		SQM S.A.
Effective rate				3.25%
Notional Amount	$ 148,728	$ 16,796
Borrowing costs	$ 0	$ (1,651)
Single series bond One [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	04-21-2020	04-21-2019
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	0.43%	0.95%
Nominal rate	5.50%	5.50%
Notional Amount	$ 252,674	$ 2,674
Borrowing costs	$ (386)	$ (386)
Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	01-28-2020	01-28-2019
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	2.35%	2.75%
Nominal rate	4.38%	4.38%
Notional Amount	$ 4,648	$ 4,648
Borrowing costs	$ (433)	$ (433)
Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	04-03-2020	04-03-2019
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	1.42%	1.77%
Nominal rate	3.63%	3.63%
Notional Amount	$ 2,658	$ 2,658
Borrowing costs	$ (614)	$ (614)
Series H bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	564	564
Maturity date	01-05-2020	01-05-2019
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Semiannual	Semiannual
Effective rate	1.36%	1.90%
Nominal rate	4.90%	4.90%
Notional Amount	$ 17,166	$ 3,756
Borrowing costs	$ (139)	$ (139)
Series O bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	699	699
Maturity date	02-01-2020	02-01-2019
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	2.41%	2.60%
Nominal rate	3.80%	3.80%
Notional Amount	$ 890	$ 934
Borrowing costs	$ (67)	$ (67)
Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	700	700
Maturity date	06-01-2020	06-01-2019
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.11%	3.34%	3.45%
Nominal rate	3.45%	3.45%
Notional Amount	$ 323	$ 342
Borrowing costs	(6)	0
Non current bonds issued [Member]
Financial instruments [Line Items]
Notional Amount	1,414,192	1,256,274
Non-current maturities	1,414,192	1,256,274
Borrowing costs	(11,084)	(6,795)
Total	1,403,108	1,249,479
Non current bonds issued [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	13,749	264,428
Non-current maturities	13,749	264,428
Non current bonds issued [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	13,749	14,428
Non-current maturities	13,749	14,428
Non current bonds issued [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	313,749	314,428
Non-current maturities	313,749	314,428
Non current bonds issued [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	13,749	14,428
Non-current maturities	13,749	14,428
Non current bonds issued [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	1,059,196	648,562
Non-current maturities	$ 1,059,196	$ 648,562
Non current bonds issued [Member] | Single series bond One [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	01-28-2025	04-21-2020
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	4.08%	5.50%
Nominal rate	4.38%	5.50%
Notional Amount	$ 250,000	$ 250,000
Non-current maturities	250,000	250,000
Borrowing costs	(1,514)	(131)
Total	248,486	249,869
Non current bonds issued [Member] | Single series bond One [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	250,000
Non-current maturities	0	250,000
Non current bonds issued [Member] | Single series bond One [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond One [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond One [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond One [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	250,000	0
Non-current maturities	$ 250,000	$ 0
Non current bonds issued [Member] | Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	04-03-2023	01-28-2025
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.43%	4.38%
Nominal rate	3.63%	4.38%
Notional Amount	$ 300,000	$ 250,000
Non-current maturities	300,000	250,000
Borrowing costs	(1,393)	(2,202)
Total	298,607	247,798
Non current bonds issued [Member] | Single series bond Two [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	300,000	0
Non-current maturities	300,000	0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	0	250,000
Non-current maturities	$ 0	$ 250,000
Non current bonds issued [Member] | Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	05-07-2029	04-03-2023
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	4.19%	3.63%
Nominal rate	4.25%	3.63%
Notional Amount	$ 450,000	$ 300,000
Non-current maturities	450,000	300,000
Borrowing costs	(5,923)	(2,006)
Total	444,077	297,994
Non current bonds issued [Member] | Single series bond Three [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	300,000
Non-current maturities	0	300,000
Non current bonds issued [Member] | Single series bond Three [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	450,000	0
Non-current maturities	$ 450,000	$ 0
Non current bonds issued [Member] | Series H bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	564	564
Maturity date	01-05-2030	01-05-2030
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Semiannual
Effective rate	4.78%	4.90%
Nominal rate	4.90%	4.90%
Notional Amount	$ 130,617	$ 158,704
Non-current maturities	130,617	158,704
Borrowing costs	(1,253)	(1,392)
Total	129,364	157,312
Non current bonds issued [Member] | Series H bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	13,749	14,428
Non-current maturities	13,749	14,428
Non current bonds issued [Member] | Series H bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	13,749	14,428
Non-current maturities	13,749	14,428
Non current bonds issued [Member] | Series H bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	13,749	14,428
Non-current maturities	13,749	14,428
Non current bonds issued [Member] | Series H bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	13,749	14,428
Non-current maturities	13,749	14,428
Non current bonds issued [Member] | Series H bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	75,621	100,992
Non-current maturities	$ 75,621	$ 100,992
Non current bonds issued [Member] | Series O bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	699	699
Maturity date	02-01-2033	02-01-2033
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.70%	3.80%
Nominal rate	5.50%	5.50%
Notional Amount	$ 56,715	$ 59,514
Non-current maturities	56,715	59,514
Borrowing costs	(811)	(878)
Total	55,904	58,636
Non current bonds issued [Member] | Series O bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	56,715	59,514
Non-current maturities	$ 56,715	$ 59,514
Non current bonds issued [Member] | Series P Bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	563	563
Maturity date	01-15-2028	01-15-2028
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.24%	3.25%
Nominal rate	3.25%	3.25%
Notional Amount	$ 113,430	$ 119,028
Non-current maturities	113,430	119,028
Borrowing costs	(89)	(101)
Total	113,341	118,927
Non current bonds issued [Member] | Series P Bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P Bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P Bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P Bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P Bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	113,430	119,028
Non-current maturities	$ 113,430	$ 119,028
Non current bonds issued [Member] | Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	700	700
Maturity date	06-01-2038	06-01-2038
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.45%	3.45%
Nominal rate	3.45%	3.45%
Notional Amount	$ 113,430	$ 119,028
Non-current maturities	113,430	119,028
Borrowing costs	(101)	(85)
Total	113,329	118,943
Non current bonds issued [Member] | Series Q bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	113,430	119,028
Non-current maturities	$ 113,430	$ 119,028